SCHEDULE OF STATUTORY AND EFFECTIVE TAX RATE (Details) (Parenthetical)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Effective tax rate	16.50%	16.50%	16.50%